Note Goodwill and other intangible assets (Components of other intangible assets subject to amortization) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 73,723	$ 101,204
Finite Lived Intangible Assets Accumulated Amortization	34,786	49,209
Finite-Lived Intangible Assets, Net	38,937	51,995
Core deposits
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Core Deposits, Gross	37,274	63,539
Finite Lived Intangible Assets Accumulated Amortization	18,624	38,464
Finite-Lived Intangible Assets, Net	18,650	25,075
Other customer relationship
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Customer Relationships, Gross	36,449	37,665
Finite Lived Intangible Assets Accumulated Amortization	16,162	10,745
Finite-Lived Intangible Assets, Net	$ 20,287	$ 26,920